Interim Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Share capital	Share premium	Treasury shares	Other paid-in equity	Translation adjustment	Pension measurement adjustment	Cash flow hedge	Retained losses	Non-controlling interests
Balance at Dec. 31, 2023	$ (5,269,483)	$ 2,253	$ (44,565)		$ 178,492	$ 4,203	$ (83)	$ 9,315	$ (5,422,822)	$ 3,724
Net loss	(490,702)								(490,998)	296
Other comprehensive income (loss)	(10,603)					2,672		(13,267)		(8)
Total comprehensive loss	(501,305)					2,672		(13,267)	(490,998)	288
Dividend distribution by subsidiary to non-controlling interests	(720)								(113)	(607)
Stock based compensation	3,518				3,518
Income tax impact due to stock based compensation	8,826				8,826
Balance at Mar. 31, 2024	(5,759,164)	2,253	(44,565)		190,836	6,875	(83)	(3,952)	(5,913,933)	3,405
Balance at Dec. 31, 2024	(218,977)	4,479	5,008,513	$ (124,109)	213,329	5,296	(1,607)	(39,797)	(5,288,833)	3,752
Net loss	(105,452)								(105,473)	21
Other comprehensive income (loss)	39,052					623		38,428		1
Total comprehensive loss	(66,400)					623		38,428	(105,473)	22
Issuance of ordinary shares upon exercise of stock options	5,457	4	5,453
Dividend distribution by subsidiary to non-controlling interests	(867)								(95)	(772)
Stock based compensation	14,208				14,208
Income tax impact due to stock based compensation	(895)				(895)
Balance at Mar. 31, 2025	$ (267,474)	$ 4,483	$ 5,013,966	$ (124,109)	$ 226,642	$ 5,919	$ (1,607)	$ (1,369)	$ (5,394,401)	$ 3,002